Related Party Transactions - Schedule of Related Party Transactions (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Nanjing Animal Pharmaceutical [Member]
Schedule of Related Party Transactions [Line Items]
Purchase of merchandise			¥ 3,891	¥ 1,402
Advances provided to related parties	[1]		5,413	350
Prepayments to related parties				2,000
Trade payables to related parties				471
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Purchase of merchandise			3,891	1,402
Loans granted to related parties		1,989	4,761	2,820
Advances provided to related parties		14,433	5,413	5,847
Prepayments to related parties		19,804	5,466	9,079
Other receivables from related parties		4,935	5,658	2,988
Loans to related parties			238	300
Wuhan Chunzhijin [Member]
Schedule of Related Party Transactions [Line Items]
Loans granted to related parties	[2]	1,989	4,761	2,720
Merchant Tycoon Limited [Member]
Schedule of Related Party Transactions [Line Items]
Loans granted to related parties				100
Loans to related parties				100
Superb Origin International Limited [Member]
Schedule of Related Party Transactions [Line Items]
Advances provided to related parties	[3]	14,433		5,497
Prepayments to related parties		18,670	4,065	5,497
Weishi Network [Member]
Schedule of Related Party Transactions [Line Items]
Prepayments to related parties		1,134	1,401	1,582
Yan Jiang [Member]
Schedule of Related Party Transactions [Line Items]
Loans to related parties			211	200
Shanghai Guangcheng Information [Member]
Schedule of Related Party Transactions [Line Items]
Loans to related parties			¥ 27
Nanjing Animal Pharmaceutical [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		An equity investee of the Company until December, 2022
Wuhan Chunzhijin [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		An equity investee of the Company
Weishi Network [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		An equity investee of the Company
Beijing Petdog [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		An available-for-sale investee that the Company has significant influence
Shanghai Chalin Information Technology Center [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		A company with a common director of the Company
Merchant Tycoon Limited [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		A shareholder of the Company
Superb Origin International Limited [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		A shareholder of the Company
Yingzhi Lisa Tang [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		Senior management of the Company
Yan Jiang [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		Senior management of the Company

[1]	During the years ended March 31, 2023, and 2024, the Company made advance payments totaling RMB 0.35 million and RMB5.4 million, respectively, to Nanjing Animal Pharmaceutical for the purchase of goods. As of March 31, 2023, and 2024, there were goods valued at RMB 2.0 million and Nil, respectively, which were recorded as Prepayments to related parties.
[2]	The Company entered into a loan agreement with Wuhan Chunzhijin to provide Wuhan Chunzhijin with an interest-free loan of up to RMB10 million, which will be repaid on demand. In March 2023, the company converted RMB3.4 million loan to Wuhan Chunzhijin into equity interest. (Detail refer to Note 10).
[3]	In January 2023 and June 2024, the Company made an advance payment of RMB 5.5 million and RMB 14.4 million, respectively, to SUPERB ORIGIN INTERNATIONAL LIMITED for the purchase of goods. As of March 31, 2024 and 2025, the balance of the advance payment was RMB 4.1 million and RMB 18.7 million respectively, both of which are recorded as Prepayments to related parties.